UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Grace Lee
Title:    Assistant Compliance Officer
Phone:    (212) 735-7447


Signature, Place and Date of Signing:

/s/ Grace Lee                  New York, New York              February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:   $1,629,859
                                           (thousands)


List of Other Included Managers:  None


                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                          December 31, 2008

COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6  COL 7         COLUMN 8

                               TITLE OF                   VALUE     SHRS OR    SH/ PUT/   INVSMT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT    PRN CALL   DSCRTN    MGRS   SOLE      SHARED    NONE

ADVANCED MEDICAL OPTICS INC    COM             00763M108   16,508    2,497,400 SH  CALL    SOLE            2,497,400
APPLE INC                      COM             037833100  106,061    1,242,664 SH          SOLE            1,242,664
BAIDU COM INC                  SPON ADR REP A  056752108   59,124      452,814 SH          SOLE              452,814
BURLINGTON NORTHN SANTA FE C   COM             12189T104   10,754      142,044 SH          SOLE              142,044
CATALYST HEALTH SOLUTIONS IN   COM             14888B103   18,894      775,948 SH          SOLE              775,948
CHEESECAKE FACTORY INC         COM             163072101   14,353    1,421,084 SH          SOLE            1,421,084
CHIPOTLE MEXICAN GRILL INC     CL B            169656204   47,154      823,071 SH          SOLE              823,071
CORNING INC                    COM             219350105   41,512    4,355,900 SH  CALL    SOLE            4,355,900
COSTCO WHSL CORP NEW           COM             22160K105   23,248      442,823 SH          SOLE              442,823
CSX CORP                       COM             126408103    7,119      219,246 SH          SOLE              219,246
CVS CAREMARK CORPORATION       COM             126650100   28,605      995,300 SH  CALL    SOLE              995,300
CVS CAREMARK CORPORATION       COM             126650100    1,949       67,828 SH          SOLE               67,828
DELL INC                       COM             24702R101    8,535      833,453 SH          SOLE              833,453
DIRECTV GROUP INC              COM             25459L106    8,616      376,063 SH          SOLE              376,063
ECLIPSYS CORP                  COM             278856109    9,456      666,400 SH  CALL    SOLE              666,400
ECLIPSYS CORP                  COM             278856109   14,635    1,031,382 SH          SOLE            1,031,382
ENERGIZER HLDGS INC            COM             29266R108   20,319      375,300 SH  CALL    SOLE              375,300
GOOGLE INC                     CL A            38259P508    9,869       32,078 SH          SOLE               32,078
GREEN MTN COFFEE ROASTERS IN   COM             393122106   82,167    2,123,176 SH          SOLE            2,123,176
HOLOGIC INC                    COM             436440101   13,257    1,014,300 SH  CALL    SOLE            1,014,300
HOLOGIC INC                    COM             436440101   19,804    1,515,193 SH          SOLE            1,515,193
INVERNESS MED INNOVATIONS IN   COM             46126P106   19,486    1,030,434 SH          SOLE            1,030,434
KELLOGG CO                     COM             487836108   13,538      308,737 SH          SOLE              308,737
LIFE TECHNOLOGIES CORP         COM             53217V109   21,696      930,752 SH          SOLE              930,752
MASTERCARD INC                 CL A            57636Q104   59,934      419,324 SH          SOLE              419,324
MCKESSON CORP                  COM             58155Q103   16,069      414,900 SH  CALL    SOLE              414,900
MCKESSON CORP                  COM             58155Q103   74,050    1,911,942 SH          SOLE            1,911,942
MELCO CROWN ENTMT LTD          ADR             585464100   47,817   15,084,220 SH          SOLE           15,084,220
MELCO CROWN ENTMT LTD          ADR             585464100    9,336    2,945,050 SH  CALL    SOLE            2,945,050
MEMC ELECTR MATLS INC          COM             552715104    5,606      392,590 SH          SOLE              392,590
MOLSON COORS BREWING CO        CL B            60871R209   23,102      472,239 SH          SOLE              472,239
MONSANTO CO NEW                COM             61166W101   25,560      363,324 SH          SOLE              363,324
NTELOS HLDGS CORP              COM             67020Q107   17,085      692,821 SH          SOLE              692,821
NYSE EURONEXT                  COM             629491101   23,560      860,490 SH  CALL    SOLE              860,490
PHARMACEUTICAL PROD DEV INC    COM             717124101      725       25,000 SH          SOLE               25,000
PHARMANET DEV GROUP INC        COM             717148100    1,022    1,123,365 SH          SOLE            1,123,365
QUALCOMM INC                   COM             747525103  186,366    5,201,400 SH  CALL    SOLE            5,201,400
QUALCOMM INC                   COM             747525103   74,636    2,083,056 SH          SOLE            2,083,056
RED HAT INC                    COM             756577102   35,428    2,679,900 SH  CALL    SOLE            2,679,900
RED HAT INC                    COM             756577102   70,337    5,320,529 SH          SOLE            5,320,529
RESEARCH IN MOTION LTD         COM             760975102   38,076      938,300 SH  CALL    SOLE              938,300
RESEARCH IN MOTION LTD         COM             760975102   96,787    2,385,085 SH          SOLE            2,385,085
THERMO FISHER SCIENTIFIC INC   COM             883556102    9,629      282,619 SH          SOLE              282,619
TW TELECOM INC                 COM             87311L104   16,940    2,000,000 SH  CALL    SOLE            2,000,000
UNION PAC CORP                 COM             907818108   12,326      257,870 SH          SOLE              257,870
UNITEDHEALTH GROUP INC         COM             91324P102    4,514      169,700 SH  CALL    SOLE              169,700
VISA INC                       COM CL A        92826C839  114,503    2,183,093 SH          SOLE            2,183,093
WAL MART STORES INC            COM             931142103   49,793      888,201 SH          SOLE              888,201

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